SUPPLEMENT TO TRAVELERS CORPORATE VARIABLE LIFE
                             MAY 1, 2002 PROSPECTUS


THE FOLLOWING INFORMATION SUPPLEMENTS, AND TO THE EXTENT IN CONFLICT WITH, REPLACES THE INFORMATION IN APPENDIX D:

                                   APPENDIX D
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                      FUND CLOSINGS AND FUND SUBSTITUTIONS

EFFECTIVE JUNE 26, 2002 THE FOLLOWING FUNDS ARE CLOSED TO NEW AND EXISTING INVESTORS AND ARE NO LONGER AVAILABLE AS INVESTMENT OPTIONS THROUGH THE
CONTRACT:

    o  Greenwich Street Series Fund - Diversified Strategic Income Portfolio
    o  OCC Accumulation Trust - Equity Portfolio
    o  Strong Variable Insurance Funds, Inc. - Strong Multi Cap Value Fund II
    o  The Montgomery Funds III - Montgomery Variable Series: Growth Fund
    o  The Travelers Series Trust - Utilities Portfolio
    o  The Travelers Series Trust - MFS Value Portfolio

Upon receipt of final Securities & Exchange Commission (SEC) approval, Travelers will implement the following fund substitutions on or about September 2, 2002 (substitution date). This means that any money allocated to a "substituted fund" on the substitution date will automatically be moved to the "target fund" identified below. After the substitution date, the substituted funds will be closed to new and existing investors and will no longer be available as investment options through the contract.

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          SUBSTITUTED FUND                           TARGET FUND
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CitiStreet Funds, Inc. -                  The Travelers Series Trust -
CitiStreet Diversified Bond Fund          Quality Bond Portfolio
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Delaware VIP Trust - Delaware             Dreyfus Variable Investment Fund -
VIP Small Cap Value Series                Dreyfus VIF Small Cap Portfolio
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Travelers Series Fund Inc. -              The Travelers Series Trust -
Putnam Diversified Income Portfolio       U.S. Government Securities Portfolio
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                                                                   JUNE 26, 2002
L-12973